GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) containership	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2018	Feb. 29, 2016 vessel
Property, Plant and Equipment [Line Items]
Gain on termination of charters	$ 0	$ 2,823	$ 0
Gain/(Loss)	(2,578)	(1,699)	(167)
Gain (Loss) On Disposition of Assets and Termination of Charters	$ (2,578)	$ 1,124	$ (167)
Number Of Vessels Sold	1		1	1	1
Crude Oil Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel		4	1